SIGNIFICANT ACCOUNTING POLICIES - RESEARCH AND DEVELOPMENT EXPENSE (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Research and development expense	¥ 11,481	¥ 10,087	¥ 9,451